Federated MDT Large Cap Value Fund (“Fund”)

Class A Shares, Class B Shares, Class C Shares, Class R Shares, Class R6 Shares, Institutional Shares, Service Shares, Class T Shares (“Classes”)

Portfolio of Federated MDT Equity Trust

This Rule 497(c) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summaries of the above-named Fund and Classes. This Interactive Data File relates to, and incorporates by reference, the revised forms of the Prospectuses for the Fund and Classes filed pursuant to Rule 497(c) on September 26, 2017, Accession No. 0001623632-17-001994. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Fund and its Classes, and should be used in conjunction with the complete prospectuses for the Fund and its Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE